Offerings - Offering: 1	Dec. 06, 2024 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, $0.00045 par value per share, reserved for issuance pursuant to the Ambarella, Inc. Amended and Restated 2021 Equity Incentive Plan
Maximum Aggregate Offering Price	$ 123,255,562.5
Fee Rate	0.01531%
Amount of Registration Fee	$ 18,870.43
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as a
mend
ed, this Registration Statement shall also cover any additional or din
ary shares of the Registrant that become issuable under the Ambarella, Inc. Amended and Restated 2021 Equity Incentive Plan (“2021 Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding ordinary shares.

The amount registered represents an increase to the number of ordinary shares of the Registrant reserved for future issuance under the 2021 Plan, as approved by the Registrant’s shareholders at the Registrant’s annual meeting held on June 12, 2024.
The proposed maximum offering price per unit is estimated in accordance with Rule 457(c) and (h) solely for purposes of calculating the registration fee on the basis of $70.43, the average of the high and low prices of the Registrant’s ordinary shares as reported on the NASDAQ Global Select Market on December 2, 2024.